Long-Term Investments	12 Months Ended
Sep. 30, 2025
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

NOTE 8 – LONG-TERM INVESTMENTS

Long-term investments consisted of the following as of September 30, 2025 and 2024:

	2025	2024
Huashang Micro Finance Co.	$5,337,828	$5,414,957
Longwan Rural Commercial Bank	6,318,584	6,409,884
Wenzhou Longlian Development Co., Ltd	1,170,586	1,187,500
Long-term investment Cost	$12,826,998	$13,012,340
Less: provision for impairment	(1,170,586)	-
Long-term investment	$11,656,412	$13,012,340

Changes of provision for impairment for the year ended September 30, 2025 are as follow:

2025
Beginning balance	$-
Addition	1,155,411
Exchange difference	15,175
Ending balance	$1,170,586

Huashang Micro Finance Co.

In 2009, the Company made an investment of RMB 90,000,000 ($13,203,257 in USD) to acquire 22.5% in Huashang Micro Finance Co. (“Huashang”), a finance company offers micro loans to its customers. In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD). The Company carries this investment at the cost on its consolidated balance sheets. The Company did not receive any dividend income from Huashang during the years ended September 30, 2025, 2024 and 2023.

The ownership percentage of the above long-term investments in Huashang has not changed during the fiscal year ended September 30, 2025. During the year ended September 30, 2025 and 2024, no impairment of long-term investment was recognized.

Wenzhou Longlian Development Co., Ltd

In 2011, the Company made an investment of RMB 8,333,400 ($1,307,982 in USD) to acquire 8.3334% in Wenzhou Longlian Development Co., Ltd. (“Longlian”), a property and infrastructure development company. The Company carries this investment at the cost on its consolidated balance sheets. The Company did not receive any dividend income from Longlian and no impairment loss was recorded during the years ended September 30, 2024 and 2023.

In January 2025, Longlian determined to terminate operations and entered into liquidation procedure. The Company provided fully impairment on this investment and recognized an impairment loss of $1,155,411 during the year ended September 30, 2025.

Longwan Rural Commercial Bank

In 2012, the Company made an investment of RMB 44,982,000 ($7,172,207 in USD) to acquire 2.1% in Longwan Rural Commercial Bank. (“LRCB”), a private bank accepting deposits and providing short-term or long-term lending to its customers. The Company carries this investment at the cost on its consolidated balance sheets. During the year ended September 30, 2025, the Company received dividend income of RMB 2,381,400 ($330,177 in USD) from LRCB. During the year ended September 30, 2024, the Company received dividend income of RMB 1,984,500 ($275,460 in USD) from LRCB. During the year ended September 30, 2023, the Company received dividend income of RMB 1,764,000 ($250,096 in USD) from LRCB.

The ownership percentage of the above long-term investments in LRCB has not changed during the fiscal year ended September 30, 2025. During the year ended September 30, 2025 and 2024, no impairment of long-term investment was recognized.